Eaton Vance

Emerging Markets Debt Fund

April 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Corporate Bonds — 4.3%

Security	Principal Amount* (000’s omitted)		Value
Brazil — 0.7%
Petrobras Global Finance BV, 6.90%, 3/19/49		$55	$62,004

Total Brazil			$62,004

Mexico — 1.5%
Petroleos Mexicanos, 6.75%, 9/21/47		142	$125,736

Total Mexico			$125,736

Vietnam — 2.1%
Debt and Asset Trading Corp., 1.00%, 10/10/25(1)		200	$180,000

Total Vietnam			$180,000

Total Foreign Corporate Bonds (identified cost $340,042)			$367,740

Sovereign Government Bonds — 71.3%

Security	Principal Amount* (000’s omitted)		Value
Argentina — 2.0%
Provincia de Buenos Aires/Government Bonds:
6.50%, 2/15/23(1)		157	$65,549
7.875%, 6/15/27(1)		150	65,252
Republic of Argentina, 0.125% to 7/9/21, 7/9/35(2)		135	42,796

Total Argentina			$173,597

Bahrain — 2.3%
Bahrain Government International Bond, 5.45%, 9/16/32(1)		200	$198,950

Total Bahrain			$198,950

Barbados — 2.4%
Government of Barbados, 6.50%, 10/1/29(3)		206	$210,226

Total Barbados			$210,226

Belarus — 2.4%
Republic of Belarus, 6.875%, 2/28/23(1)		200	$204,621

Total Belarus			$204,621

Benin — 2.6%
Benin Government International Bond, 6.875%, 1/19/52(1)	EUR	180	$228,197

Total Benin			$228,197

Brazil — 0.9%
Federative Republic of Brazil, 8.25%, 1/20/34		55	$75,249

Total Brazil			$75,249

Security	Principal Amount* (000’s omitted)		Value
Croatia — 2.8%
Croatia Government International Bond, 1.75%, 3/4/41(1)	EUR	200	$243,029

Total Croatia			$243,029

Dominican Republic — 5.6%
Dominican Republic:
4.50%, 1/30/30(1)		220	$228,800
5.875%, 1/30/60(1)		250	250,312

Total Dominican Republic			$479,112

Ecuador — 1.1%
Republic of Ecuador, 0.50% to 7/31/21, 7/31/40(1)(2)		182	$91,130

Total Ecuador			$91,130

Egypt — 9.6%
Arab Republic of Egypt:
8.15%, 11/20/59(1)		200	$198,430
8.50%, 1/31/47(1)		400	413,931
8.875%, 5/29/50(1)		200	211,011

Total Egypt			$823,372

Ivory Coast — 5.1%
Ivory Coast Government International Bond:
4.875%, 1/30/32(1)	EUR	100	$120,969
6.625%, 3/22/48(1)	EUR	256	322,121

Total Ivory Coast			$443,090

Jordan — 2.4%
Jordan Government International Bond, 7.375%, 10/10/47(1)		200	$210,779

Total Jordan			$210,779

Lebanon — 0.3%
Lebanese Republic:
6.25%, 11/4/24(1)(4)		33	$4,228
6.40%, 5/26/23(4)		33	4,259
6.65%, 4/22/24(1)(4)		33	4,221
6.65%, 11/3/28(1)(4)		14	1,797
6.85%, 3/23/27(1)(4)		26	3,400
6.85%, 5/25/29(4)		45	5,710
7.00%, 12/3/24(4)		15	1,906
7.00%, 3/20/28(1)(4)		11	1,384
7.05%, 11/2/35(1)(4)		5	644

Total Lebanon			$27,549

Macedonia — 1.4%
North Macedonia Government International Bond, 1.625%, 3/10/28(1)	EUR	100	$116,562

Total Macedonia			$116,562

Security	Principal Amount* (000’s omitted)		Value
Pakistan — 2.4%
Islamic Republic of Pakistan, 7.375%, 4/8/31(1)		200	$210,500

Total Pakistan			$210,500

Paraguay — 2.6%
Republic of Paraguay, 4.95%, 4/28/31(1)		200	$225,702

Total Paraguay			$225,702

Romania — 9.1%
Romanian Government International Bond:
2.625%, 12/2/40(1)	EUR	13	$15,355
2.75%, 2/26/26(1)	EUR	30	39,796
2.75%, 4/14/41(1)	EUR	40	47,359
3.375%, 1/28/50(1)	EUR	177	222,963
3.624%, 5/26/30(1)	EUR	50	69,450
4.625%, 4/3/49(1)	EUR	261	389,088

Total Romania			$784,011

Suriname — 1.7%
Republic of Suriname, 9.25%, 10/26/26(1)		205	$146,575

Total Suriname			$146,575

Turkey — 2.5%
Republic of Turkey, 7.625%, 4/26/29		200	$213,190

Total Turkey			$213,190

Ukraine — 9.8%
Ukraine Government International Bond:
0.00%, GDP-Linked, 5/31/40(1)(3)(5)		144	$152,410
9.75%, 11/1/28(1)		600	695,905

Total Ukraine			$848,315

United Arab Emirates — 2.3%
Finance Department Government of Sharjah, 4.375%, 3/10/51(1)		210	$193,867

Total United Arab Emirates			$193,867

Total Sovereign Government Bonds (identified cost $5,837,239)			$6,147,623

Sovereign Loans — 9.3%

Borrower	Principal Amount (000’s omitted)		Value
Kenya — 3.5%
Government of Kenya, Term Loan, 6.714%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(6)		$293	$298,797

Total Kenya			$298,797

Nigeria — 2.4%
Bank of Industry Limited, Term Loan, 6.184%, (3 mo. USD LIBOR + 6.00%), Maturing December 14, 2023(6)(7)		$205	$206,395

Total Nigeria			$206,395

Security	Principal Amount* (000’s omitted)	Value
Tanzania — 3.4%
Government of the United Republic of Tanzania, Term Loan, 5.456%, (6 mo. USD LIBOR + 5.20%), Maturing May 23, 2023(6)	$286	$293,551

Total Tanzania		$293,551

Total Sovereign Loans (identified cost $781,518)		$798,743

Short-Term Investments — 6.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(8)	591,990	$591,990

Total Short-Term Investments (identified cost $591,990)		$591,990

Total Investments — 91.8% (identified cost $7,550,789)		$7,906,096

Other Assets, Less Liabilities — 8.2%		$708,441

Net Assets — 100.0%		$8,614,537

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of these securities is $5,774,287 or 67.0% of the Fund’s net assets.

(2)	Step coupon security. Interest rate represents the rate in effect at April 30, 2021.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2021, the aggregate value of these securities is $362,636 or 4.2% of the Fund’s net assets.

(4)	Issuer is in default with respect to interest payments.

(5)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2021.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2021.

Centrally Cleared Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	39,860	USD	47,984	5/4/21	$(62)
EUR	98,432	USD	118,492	5/4/21	(153)
EUR	127,992	USD	154,076	5/4/21	(198)
EUR	181,020	USD	217,912	5/4/21	(281)
EUR	236,540	USD	284,747	5/4/21	(367)
EUR	658,427	USD	792,614	5/4/21	(1,021)
USD	47,491	EUR	39,860	5/4/21	(431)
USD	117,023	EUR	98,432	5/4/21	(1,316)
USD	152,166	EUR	127,992	5/4/21	(1,712)
USD	212,871	EUR	181,020	5/4/21	(4,761)
USD	278,159	EUR	236,540	5/4/21	(6,221)
USD	774,277	EUR	658,427	5/4/21	(17,317)
USD	841,052	EUR	698,287	6/2/21	1,060
USD	439,061	EUR	364,532	6/2/21	554
USD	218,030	EUR	181,020	6/2/21	275
USD	118,556	EUR	98,432	6/2/21	150
USD	241,643	EUR	201,636	6/16/21	(983)

					$(32,784)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	3	Long	6/30/21	$371,813	$284
U.S. 10-Year Treasury Note	5	Long	6/21/21	660,156	(868)
U.S. Long Treasury Bond	1	Long	6/21/21	157,250	(2,974)
U.S. Ultra-Long Treasury Bond	8	Long	6/21/21	1,487,250	(23,302)
Euro-Bobl	(2)	Short	6/8/21	(323,958)	310
Euro-Bund	(9)	Short	6/8/21	(1,839,442)	12,332

					$(14,218)

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	19	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	$1,072	$—	$1,072
EUR	16	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	870	—	870
EUR	19	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	1,000	—	1,000
EUR	5	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	269	—	269

EUR	8	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/14/50	402	—	402
EUR	7	Receives	6-month EURIBOR (pays semi-annually)	0.34% (pays annually)	2/20/50	472	—	472
EUR	58	Receives	6-month EURIBOR (pays semi-annually)	0.32% (pays annually)	2/21/50	4,305	—	4,305
EUR	62	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	5,809	—	5,809
EUR	16	Receives	6-month EURIBOR (pays semi-annually)	0.21% (pays annually)	2/26/50	1,772	—	1,772
EUR	49	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	6,840	—	6,840
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	0.55% (pays semi-annually)	3/12/23	(1,157)	—	(1,157)
USD	1,605	Pays	3-month USD-LIBOR (pays quarterly)	0.61% (pays semi-annually)	3/16/25	(4,056)	—	(4,056)
USD	147	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(6,405)	—	(6,405)
USD	209	Pays	3-month USD-LIBOR (pays quarterly)	2.34% (pays semi-annually)	5/17/29	16,677	—	16,677
USD	438	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	7/15/29	(24,299)	122	(24,177)
USD	150	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	4/17/30	10,871	—	10,871
USD	95	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/31/49	(18,317)	(46)	(18,363)
USD	121	Receives	3-month USD-LIBOR (pays quarterly)	2.54% (pays semi-annually)	5/17/49	(14,864)	14,056	(808)
USD	99	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	8,621	—	8,621
USD	7	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	534	—	534
USD	110	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	10/25/49	4,291	—	4,291
USD	37	Receives	3-month USD-LIBOR (pays quarterly)	1.97% (pays semi-annually)	11/15/49	316	—	316
USD	130	Receives	3-month USD-LIBOR (pays quarterly)	0.84% (pays semi-annually)	3/30/50	35,771	—	35,771
USD	50	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	5/26/50	12,624	—	12,624
USD	65	Pays	3-month USD-LIBOR (pays quarterly)	2.13% (pays semi-annually)	4/8/51	1,358	—	1,358

	Total					$44,776	$14,132	$58,908

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity		Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil		$130	1.00% (pays quarterly)(1)	6/20/26	1.90%	$(5,567)	$6,219	$652
Indonesia		320	1.00% (pays quarterly)(1)	6/20/26	0.78	3,941	(2,072)	1,869
South Africa		150	1.00% (pays quarterly)(1)	6/20/21	0.38	306	247	553
Turkey		137	1.00% (pays quarterly)(1)	6/20/21	3.04	(240)	914	674
Turkey		90	1.00% (pays quarterly)(1)	6/20/25	4.08	(10,255)	13,336	3,081

Total		$827				$(11,815)	$18,644	$6,829

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Mexico	Goldman Sachs International	$290	1.00% (pays quarterly)(1)	6/20/31	1.55%	$(14,165)	$18,752	$4,587

Total		$290				$(14,165)	$18,752	$4,587

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2021, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $1,117,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

EUR	-	Euro

USD	-	United States Dollar

At April 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return and/or to seek to hedge against fluctuations in currency exchange rates.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

At April 30, 2021, the value of the Fund’s investment in affiliated funds was $591,990, which represents 6.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended April 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$499,206	$2,252,899	$(2,160,115)	$—	$—	$591,990	$229	591,990

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivatives instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$—	$367,740	$—	$367,740
Sovereign Government Bonds	—	6,147,623	—	6,147,623
Sovereign Loans	—	798,743	—	798,743
Short-Term Investments	—	591,990	—	591,990
Total Investments	$—	$7,906,096	$—	$7,906,096
Forward Foreign Currency Exchange Contracts	$—	$2,039	$—	$2,039
Futures Contracts	12,926	—	—	12,926
Swap Contracts	—	118,121	—	118,121
Total	$12,926	$8,026,256	$—	$8,039,182

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(34,823)	$—	$(34,823)
Futures Contracts	(27,144)	—	—	(27,144)
Swap Contracts	—	(99,325)	—	(99,325)
Total	$(27,144)	$(134,148)	$—	$(161,292)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.